Acquisitions	12 Months Ended
Dec. 31, 2025
Acquisitions [Abstract]
Acquisitions
8.	Acquisitions

Reflexivity

On February 6, 2024, the Company acquired 100% interest in Reflexivity LLC (“Reflexivity”) by issuing 5,000,000 common shares. Reflexivity is a private company incorporated in the United States that operates a premier private research firm that specializes in producing cutting-edge research reports for the cryptocurrency industry. The primary reason for this business combination is to gain exposure to Reflexivity’s subscriber base.

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Fair value of shares issued	$2,450,000
Fair value of shares issued	$2,450,000
Fair value of assets and liabilities assumed:
Cash	$236,668
Amounts receivable	13,425
Prepaid expenses	15,879
Client relationships	277,000
Brand name	100,000
Technology	125,000
Deferred tax liability	(133,000)
Accounts payable	(1,024)
Customer prepayment	(261,533)
Goodwill	2,077,585
Total net assets acquired	$2,450,000

The goodwill acquired as part of the Reflexivity acquisition is made up of assembled workforce and implied goodwill related to Reflexivity’s management and staff experiences and Reflexivity’s reputation in the industry. It will not be deductible for tax purposes.

No material acquisition costs are recognized in the statement of operations. As Reflexivity was acquired on February 7, 2024, there is not a material difference in the amounts consolidated from February 7, 2024 and its full calendar year 2024 results.

Stillman Digital

On October 7, 2024, the Company acquired 100% interest in Stillman Digital Inc. and Stillman Digital Bermuda Ltd. (collectively “Stillman Digital”) by issuing 2,500,000 common shares. Stillman Digital Inc. is a private company incorporated in the United States and Stillman Digital Bermuda Ltd. Is a private company incorporated in Bermuda. Stillman Digital is a global liquidity provider that provides digital asset products and services in electronic trade execution, market making and OTC block trading. The primary reason for this business combination is to gain access to Stillman Digital’s trading platform.

Under the terms of the transaction, 2,500,000 common shares were issued on the close of the transaction. 1,000,000 of the common shares issued are subject to a lock-up schedule, with 25% released on each of the 3, 6, 9, and 12-month anniversaries from October 7, 2024.

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Fair value of shares issued	$5,065,277
Fair value of shares issued	$5,065,277
Fair value of assets and liabilities assumed:
Cash	$10,357,387
Amounts receivable	1,970,550
Prepaid expenses	47,972
Digital assets	3,274,538
Client relationships	30,640
Securities	3,015,807
Accounts payable	(13,494,510)
Other liabilities	(137,107)
Total net assets acquired	$5,065,277

The goodwill acquired as part of the Stillman Digital’s acquisition is made up of assembled workforce and implied goodwill related to Stillman Digital’s management and staff experiences and Stillman Digital’s reputation in the industry. It will not be deductible for tax purposes.

Had the acquisition taken place on January 1, 2024, the Company would have consolidated $7,190,309 of revenues and net income of $4,249,060.   As the acquisition took place October 7, 2024, the Company consolidated revenues of $2,106,286 and net income of $711,519.   No material acquisition costs are recognized in the statement of operations.

Neuronomics AG

On January 10, 2025, the Company closed an investment to acquire 10% of Neuronomics AG for $288,727 (CHF 262,684). On March 7, 2025, the Company announced that it increased its stake in Neuronomics AG, a Swiss asset management firm specializing in artificial intelligence and model driven quantitative trading strategies from 10% to 52.5%.

In connection with the acquisition, the Company issued 186,304 common shares of the Company, plus additional cash considerations, to the selling shareholders of Neuronomics AG. 152,433 of the Payment Shares are subject to a lock-up schedule, with 50% released in three months and the remainder released in six months. No finder fees were paid in connection with the acquisition.

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Cash consideration	$816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Fair value of shares issued	$1,639,000
Fair value of assets and liabilities assumed:
Cash	$271,408
Prepaid expenses and deposits	12,473
Goodwill	2,907,440
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Total net assets acquired	$1,639,000

Had the acquisition taken place on January 1, 2025, the Company would have consolidated $19,013 of revenues and net losses of $114,695.   As the acquisition took place March 7, 2025, the Company consolidated revenues of $19,013 and net income of $36,358 from March 7, 2025 through September 30, 2025, the date of deconsolidation.   No material acquisition costs are recognized in the statement of operations.

On October 1, 2025, the Company’s ownership of Neuronomics decreased to 44.68% and the Company no longer had control over this subsidiary. As a result of this loss of control on October 1, 2025, the Company deconsolidated the subsidiary from its consolidated financial statements and recorded its investment in Neuronomics as an investment in associate (Note 10).